Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]
The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company’s segments, as well as Corporate & Other:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Annuity products	$3,411	$3,701	$4,110
Life insurance products	1,552	1,529	1,466
Other products	23	133	5
Total	$4,986	$5,363	$5,581

Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
Reconciliation of Company operating revenues to total revenues:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Annuities	$4,423	$4,665	$4,790
Life	1,036	881	897
Run-off	2,313	2,366	2,319
Total segment	7,772	7,912	8,006
Corporate & Other	338	398	314
Net investment gains (losses)	(67)	5	(489)
Net derivative gains (losses)	(5,770)	(497)	294
Other adjustments	(13)	54	245
Total	$2,260	$7,872	$8,370

Segment Reporting Information, by Segment

	Operating Results
Year Ended December 31, 2016	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Pre-tax operating earnings	$1,494	$6	$(249)	$23	$1,274
Provision for income tax expense (benefit)	441	—	(90)	(10)	341
Operating earnings	$1,053	$6	$(159)	$33	933
Adjustments for:
Net investment gains (losses)					(67)
Net derivative gains (losses)					(5,770)
Other adjustments to net income					98
Provision for income tax (expense) benefit					2,031
Net income (loss)					$(2,775)

Inter-segment revenues	$716	$(722)	$135	$20
Interest revenue	$1,446	$351	$1,411	$197
Interest expense	$—	$—	$60	$67

At December 31, 2016	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Total assets	$146,224	$12,296	$40,575	$12,330	$211,425
Separate account assets	$100,209	$1,671	$3,466	$—	$105,346
Separate account liabilities	$100,209	$1,671	$3,466	$—	$105,346

	Operating Results
Year Ended December 31, 2015	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Pre-tax operating earnings	$1,339	$(56)	$713	$(77)	$1,919
Provision for income tax expense (benefit)	329	(21)	247	(43)	512
Operating earnings	$1,010	$(35)	$466	$(34)	1,407
Adjustments for:
Net investment gains (losses)					5
Net derivative gains (losses)					(497)
Other adjustments to net income					(262)
Provision for income tax (expense) benefit					265
Net income (loss)					$918

Inter-segment revenues	$595	$(695)	$118	$215
Interest revenue	$1,266	$313	$1,551	$97
Interest expense	$—	$—	$60	$69

At December 31, 2015	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Total assets	$142,646	$13,242	$44,176	$15,552	$215,616
Separate account assets	$101,714	$1,580	$3,233	$—	$106,527
Separate account liabilities	$101,714	$1,580	$3,233	$—	$106,527

	Operating Results
Year Ended December 31, 2014	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Pre-tax operating earnings	$1,182	$(7)	$824	$(16)	$1,983
Provision for income tax expense (benefit)	281	(4)	283	(21)	539
Operating earnings	$901	$(3)	$541	$5	1,444
Adjustments for:
Net investment gains (losses)					(489)
Net derivative gains (losses)					294
Other adjustments to net income					(720)
Provision for income tax (expense) benefit					278
Net income (loss)					$807

Inter-segment revenues	$849	$(575)	$23	$36
Interest revenue	$1,119	$359	$1,518	$66
Interest expense	$—	$5	$60	$68